Quarterly Holdings Report
for
Fidelity® Municipal Bond Opportunities ETF
April 30, 2025
MCP-NPRT1-0625
1.9917215.100
Municipal Securities - 92.9%
	Principal Amount (a)	Value ($)
Alabama - 6.1%
Education - 0.4%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	200,000	204,456
General Obligations - 4.8%
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	630,000	658,553
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	65,000	66,889
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	600,000	626,894
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	100,000	105,984
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	380,000	396,518
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	310,000	327,029
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	435,000	456,131
		2,637,998
Water & Sewer - 0.9%
Jefferson Cnty AL Swr Rev 5% 10/1/2038	500,000	526,668
TOTAL ALABAMA		3,369,122
Arizona - 1.7%
Education - 0.2%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2031	75,000	76,340
University AZ Univ Revs Series 2016, 3% 6/1/2034	50,000	45,469
		121,809
Electric Utilities - 0.2%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	100,000	99,742
General Obligations - 0.9%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	100,000	88,634
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	100,000	93,737
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	260,000	270,230
		452,601
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	79,567	74,561
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	125,000	125,373
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	55,000	54,973
		180,346
TOTAL ARIZONA		929,059
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	20,000	20,620
California - 4.7%
Education - 0.1%
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	50,000	45,791
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.75% 6/1/2037	40,000	36,268
		82,059
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (Escrowed to Maturity)	25,000	25,015
General Obligations - 0.7%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	50,000	46,281
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	10,000	9,240
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	5,000	4,583
Poway CA Unified Sch Dist 0% 8/1/2038 (d)	60,000	34,718
San Diego CA Uni Sch Dist 0% 7/1/2031 (d)	10,000	8,088
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	5,000	5,318
State of California Gen. Oblig. 4% 11/1/2037	50,000	49,382
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	250,000	255,509
		413,119
Housing - 1.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	562,257	534,701
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	98,391	97,107
		631,808
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	15,000	13,493
Resource Recovery - 1.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	500,000	500,711
Synthetics - 0.9%
California Stwide Cmnty Mf Rev Participating VRDN 2.95% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	500,000	500,000
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (d)	500,000	53,595
Transportation - 0.7%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (d)	100,000	26,855
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	10,000	10,277
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2037 (c)	250,000	272,263
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	100,000	102,028
		411,423
TOTAL CALIFORNIA		2,631,223
Colorado - 1.0%
Special Tax - 0.8%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	456,312
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	90,000	93,067
TOTAL COLORADO		549,379
Connecticut - 3.7%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	30,000	30,863
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	45,000	44,720
		75,583
General Obligations - 0.8%
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	50,000	50,805
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	20,000	17,863
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	80,000	87,178
Stamford CT Gen. Oblig. Series 2016, 4% 8/1/2026	5,000	5,012
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	100,000	105,972
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	100,000	105,541
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	100,000	104,810
		477,181
Health Care - 2.0%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	5,000	4,907
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	5,000	5,242
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	375,000	370,459
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2025	190,000	190,187
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	500,000	505,964
		1,076,759
Housing - 0.5%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	245,000	256,467
Special Tax - 0.3%
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (f)	100,000	80,108
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (f)	100,000	101,353
		181,461
TOTAL CONNECTICUT		2,067,451
District Of Columbia - 0.8%
General Obligations - 0.2%
District Columbia Gen. Oblig. Series 2016 A, 3% 6/1/2041	145,000	119,561
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	100,000	93,925
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	200,000	204,547
		298,472
TOTAL DISTRICT OF COLUMBIA		418,033
Florida - 3.6%
Education - 0.4%
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (f)	100,000	94,476
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	30,000	30,557
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2016 A, 3% 12/1/2046	25,000	17,955
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	100,000	70,649
		213,637
Electric Utilities - 0.2%
Florida St Mun Pwr Agy Rev Series 2021 A, 3% 10/1/2032	100,000	92,023
Health Care - 1.2%
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	235,000	174,661
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	50,000	55,701
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 4% 12/1/2035	500,000	458,993
		689,355
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	15,000	15,116
Transportation - 1.6%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (c)	500,000	502,111
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3% 7/1/2034	395,000	362,601
		864,712
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	50,000	53,139
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	50,000	54,650
		107,789
TOTAL FLORIDA		1,982,632
Georgia - 5.2%
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	340,000	341,740
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	105,000	104,115
		445,855
General Obligations - 2.3%
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	200,000	206,901
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	500,000	527,809
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	198,281
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	250,000	260,568
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	55,000	57,504
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	45,000	47,259
		1,298,322
Other - 2.1%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2028	325,000	338,447
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2029	375,000	393,988
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2030	400,000	423,710
		1,156,145
TOTAL GEORGIA		2,900,322
Hawaii - 2.5%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	5,000	5,358
Housing - 0.6%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	340,000	345,705
Transportation - 1.0%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (c)	500,000	515,027
Water & Sewer - 0.9%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	500,000	508,880
TOTAL HAWAII		1,374,970
Illinois - 10.2%
Education - 1.0%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	145,000	123,907
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	350,000	358,483
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2037	100,000	91,515
		573,905
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	5,000	5,098
General Obligations - 4.4%
Chicago IL Brd Ed Series D, 5% 12/1/2031	100,000	100,280
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	500,000	504,635
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	25,000	25,804
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	40,000	41,963
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	500,000	486,654
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	120,000	126,704
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	500,000	521,956
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	300,000	281,779
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	50,000	53,401
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	50,000	52,712
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	35,000	36,437
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	25,000	25,350
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	100,000	103,259
		2,360,934
Health Care - 1.0%
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) Series 2019, 5% 4/1/2035	15,000	15,536
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	35,000	29,360
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	60,000	60,319
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 4% 5/15/2035	10,000	9,538
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	540,000	415,981
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series 2017 C, 5% 3/1/2026	15,000	15,133
		545,867
Housing - 0.8%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	98,698
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	350,000	350,123
		448,821
Special Tax - 2.6%
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	100,000	87,907
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	115,000	102,254
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	220,000	191,695
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	20,000	13,743
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	15,000	7,737
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (d)	300,000	132,357
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (d)	100,000	33,896
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	300,000	308,993
Sales Tax Securitization Corp 3% 1/1/2027	264,000	260,903
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	300,000	324,931
		1,464,416
Transportation - 0.4%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (c)	20,000	20,131
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	20,000	21,053
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	50,000	52,657
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	130,000	136,574
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	20,000	20,431
		250,846
TOTAL ILLINOIS		5,649,887
Indiana - 1.9%
Education - 1.9%
Indiana Fin Auth Edl Facs Rev (Butler University Proj.) Series 2021, 4% 2/1/2030	10,000	10,138
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	500,000	518,841
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	500,000	520,924
		1,049,903
TOTAL INDIANA		1,049,903
Iowa - 1.1%
Education - 0.7%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	375,000	348,944
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	10,000	8,713
Housing - 0.4%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	240,000	249,145
TOTAL IOWA		606,802
Kentucky - 4.3%
Electric Utilities - 0.2%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	100,000	100,646
General Obligations - 2.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	80,000	83,081
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	95,000	95,257
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2029 (Morgan Stanley Guaranteed)	400,000	414,788
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2028 (Morgan Stanley Guaranteed)	490,000	506,086
		1,099,212
Health Care - 2.1%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	200,000	193,490
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	350,000	333,773
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	200,000	200,609
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	350,000	356,685
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	90,000	67,265
		1,151,822
Special Tax - 0.0%
Louisville & Jefferson Cnty Visitors & Conv Comm Rev Series 2016, 3.125% 6/1/2046 (Assured Guaranty Municipal Corp Insured)	20,000	15,466
TOTAL KENTUCKY		2,367,146
Louisiana - 0.7%
Health Care - 0.1%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Municipal Corp Insured)	65,000	44,083
Industrial Development - 0.5%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	260,000	260,537
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2038 (c)	60,000	60,373
TOTAL LOUISIANA		364,993
Maryland - 1.7%
Education - 1.5%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	150,000	150,667
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	315,000	327,429
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	360,000	370,420
		848,516
Health Care - 0.2%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	100,000	90,291
TOTAL MARYLAND		938,807
Massachusetts - 2.4%
Education - 0.3%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	100,000	101,597
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) Series 2016, 5% 7/1/2028	30,000	30,355
		131,952
General Obligations - 0.6%
Amesbury Mass Series 2020, 2% 6/1/2034	25,000	20,783
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	265,000	290,142
Worcester MA Gen. Oblig. Series 2021, 2% 2/15/2035 (Assured Guaranty Municipal Corp Insured)	60,000	48,976
		359,901
Health Care - 0.8%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	15,000	15,383
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	510,000	444,891
		460,274
Housing - 0.6%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	370,000	340,170
Transportation - 0.1%
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (c)	30,000	31,205
TOTAL MASSACHUSETTS		1,323,502
Michigan - 0.2%
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2038	100,000	103,546
Rochester MI Cmnty Sch Dist Series 2019 II, 3% 5/1/2031	5,000	4,726
		108,272
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	30,000	19,847
TOTAL MICHIGAN		128,119
Minnesota - 1.6%
Education - 0.8%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	150,000	151,991
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	275,616
		427,607
Health Care - 0.8%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	315,000	329,173
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	100,000	102,597
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	15,000	13,602
		445,372
TOTAL MINNESOTA		872,979
Missouri - 0.1%
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	90,000	99,550
Nebraska - 0.3%
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	135,000	139,901
Nevada - 0.0%
General Obligations - 0.0%
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	85,000	71,772
New Hampshire - 0.3%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2027 (c)	20,000	20,743
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	97,990	91,473
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	10,000	10,030
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	35,000	35,127
		136,630
TOTAL NEW HAMPSHIRE		157,373
New Jersey - 6.7%
Education - 2.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (c)	655,000	660,290
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (c)	300,000	313,869
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	85,000	89,325
		1,063,484
Electric Utilities - 0.6%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	340,000	338,234
General Obligations - 2.2%
Essex Cnty NJ 2% 8/15/2033	450,000	371,856
New Jersey St Gen. Oblig. 2.375% 6/1/2036	55,000	44,378
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	15,000	11,676
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	80,000	54,347
New Jersey Trans Trust Fund Auth 5% 6/15/2032	100,000	109,049
New Jersey Trans Trust Fund Auth 5% 6/15/2038	35,000	36,580
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	103,899
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	215,000	223,093
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	250,000	250,359
		1,205,237
Housing - 0.9%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	500,000	510,203
Special Tax - 0.0%
NJ Eda Motor Vehicle Series 2017A, 4% 7/1/2034	10,000	9,763
Tobacco Bonds - 0.9%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	525,000	508,959
Transportation - 0.1%
New Jersey Turnpike Authority 5% 1/1/2028	65,000	68,135
TOTAL NEW JERSEY		3,704,015
New York - 5.6%
Electric Utilities - 0.7%
Long Island Pwr Auth NY Elec 5% 9/1/2034	5,000	5,363
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	250,000	241,936
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	170,000	161,327
		408,626
General Obligations - 0.5%
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (g)	100,000	100,135
City of New York NY Gen. Oblig. Series 2018 C, 3% 8/1/2033	160,000	150,459
		250,594
Health Care - 0.5%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2030	250,000	264,944
Housing - 0.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	110,000	110,154
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	370,000	370,059
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	35,000	35,005
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	15,000	10,876
		526,094
Special Tax - 2.4%
New York NY City Transitional Fin Auth Rev Series 2016, 3.125% 8/1/2031	595,000	575,543
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,000	4,904
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	711,804
		1,292,251
Tobacco Bonds - 0.3%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	205,000	187,604
Transportation - 0.3%
Metropolitan Transn Auth NY Rv 4% 11/15/2047	15,000	13,160
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	20,000	19,643
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	20,000	20,679
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	35,000	36,464
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	100,000	101,664
		191,610
TOTAL NEW YORK		3,121,723
North Carolina - 1.1%
Education - 1.0%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2028 (c)	550,000	573,365
Health Care - 0.1%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	45,000	44,974
TOTAL NORTH CAROLINA		618,339
North Dakota - 1.2%
Health Care - 1.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	60,000	50,159
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2028	500,000	515,810
		565,969
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	100,000	107,728
TOTAL NORTH DAKOTA		673,697
Ohio - 3.3%
Education - 0.6%
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	30,000	31,511
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	200,000	200,059
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	100,000	100,235
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2015C, 3.75% 5/1/2038	5,000	4,513
		336,318
Electric Utilities - 1.4%
American Mun Pwr Rev Series 2016A, 3% 2/15/2036	10,000	8,567
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	500,000	524,331
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	225,000	220,885
		753,783
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2031	100,000	105,162
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	15,000	15,647
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	25,000	26,673
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	200,000	188,342
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	120,000	89,012
		424,836
Other - 0.0%
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	5,000	5,223
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	200,000	138,549
Water & Sewer - 0.3%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	200,000	169,430
TOTAL OHIO		1,828,139
Oklahoma - 0.1%
Housing - 0.1%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	95,000	105,129
Oregon - 0.0%
Health Care - 0.0%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	10,000	10,384
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	10,000	7,729
TOTAL OREGON		18,113
Pennsylvania - 2.3%
General Obligations - 0.6%
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	310,000	269,012
Pennsylvania St Gen. Oblig. Series FIRST 2021, 3% 5/15/2034	40,000	37,150
		306,162
Health Care - 1.7%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 3.375% 11/15/2031	10,000	9,814
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	580,000	577,044
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	220,000	218,354
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2031	10,000	10,221
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	50,000	50,984
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	100,000	94,326
		960,743
Transportation - 0.0%
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	25,000	27,497
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2027	5,000	5,049
		32,546
TOTAL PENNSYLVANIA		1,299,451
Puerto Rico - 1.1%
General Obligations - 1.1%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	500,000	335,056
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	14,000	13,367
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	250,000	229,173
		577,596
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	24,000	18,481
TOTAL PUERTO RICO		596,077
Rhode Island - 0.3%
Education - 0.1%
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	55,000	56,750
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	100,000	98,334
TOTAL RHODE ISLAND		155,084
South Carolina - 2.5%
Electric Utilities - 1.9%
South Carolina St Svc Auth Rev 5% 12/1/2030	700,000	759,347
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	95,000	99,245
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	30,000	31,080
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	40,000	42,013
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	10,000	9,222
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	15,000	15,070
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	110,000	113,192
		1,069,169
Health Care - 0.4%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	200,000	203,430
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (c)	110,000	113,072
TOTAL SOUTH CAROLINA		1,385,671
South Dakota - 0.1%
Housing - 0.1%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	95,000	102,256
Tennessee - 1.0%
Electric Utilities - 0.4%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	100,000	106,361
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	100,000	104,131
		210,492
General Obligations - 0.6%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	350,000	320,181
Health Care - 0.0%
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	5,000	4,786
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	15,000	12,277
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (c)	5,000	5,051
TOTAL TENNESSEE		552,787
Texas - 6.2%
Education - 1.4%
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	690,877
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	5,000	5,087
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	50,000	44,631
		740,595
Electric Utilities - 0.0%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	5,000	5,210
General Obligations - 0.2%
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	40,000	29,303
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	75,000	81,219
		110,522
Housing - 0.0%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	25,000	25,402
Industrial Development - 1.6%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.8% 4/1/2040 VRDN (b)	900,000	900,000
Transportation - 1.5%
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	145,000	150,565
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (d)	1,000,000	679,818
		830,383
Water & Sewer - 1.5%
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2035	550,000	597,836
Texas Wtr Dev Brd 3% 10/15/2038	250,000	214,541
Texas Wtr Dev Brd 5% 8/1/2035	5,000	5,296
		817,673
TOTAL TEXAS		3,429,785
Utah - 1.2%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	10,492	8,436
Special Tax - 0.9%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (f)	500,000	500,415
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	150,000	157,062
TOTAL UTAH		665,913
Virginia - 0.4%
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	20,000	20,598
Transportation - 0.4%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2038 (c)	185,000	187,213
TOTAL VIRGINIA		207,811
Washington - 3.1%
Education - 0.3%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	25,000	23,391
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5% 7/1/2028 (f)	155,000	159,332
		182,723
General Obligations - 1.8%
King Cnty Wash Hsg Auth Rev Series 2018, 3.25% 5/1/2033 (King County WA Guaranteed)	1,000,000	945,823
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	50,000	55,904
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	15,000	15,865
		1,017,592
Health Care - 0.8%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	75,000	77,687
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	10,000	10,273
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series A, 5% 8/15/2027	5,000	5,017
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	150,000	153,064
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	155,000	156,405
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	15,000	15,380
		417,826
Housing - 0.1%
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	45,000	45,750
Transportation - 0.1%
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	5,000	5,016
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	30,000	30,863
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	5,000	5,119
		40,998
TOTAL WASHINGTON		1,704,889
West Virginia - 1.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	15,000	14,806
Health Care - 1.1%
Monongalia Cty W VA Bld Cm Rev (Vandalia Health Proj.) Series 2015, 5% 7/1/2029	220,000	220,095
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	69,531
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	240,000	222,790
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	80,000	67,578
		579,994
TOTAL WEST VIRGINIA		594,800
Wisconsin - 1.5%
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2038	15,000	10,841
Milwaukee WI Gen. Oblig. Series 2017, 5% 4/1/2026	5,000	5,074
Westosha Cent High Sch Dist Wis 2% 3/1/2035	90,000	70,124
Westosha Cent High Sch Dist Wis 2% 3/1/2036	60,000	45,330
		131,369
Health Care - 1.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	100,000	74,939
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	100,000	89,739
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	49,722
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	210,000	161,767
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	80,000	78,683
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	135,000	109,730
		564,580
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	40,000	40,074
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	115,000	84,117
TOTAL WISCONSIN		820,140
TOTAL MUNICIPAL SECURITIES (Cost $52,094,485)		51,597,364

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $3,259,646)	3.31	3,258,994	3,259,646

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $55,354,131)	54,857,010
NET OTHER ASSETS (LIABILITIES) - 1.2%	657,172
NET ASSETS - 100.0%	55,514,182

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,019,801 or 1.8% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	3,259,646	-	7,369	-	-	3,259,646	3,258,994	0.1%
Total	-	3,259,646	-	7,369	-	-	3,259,646

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.